Schedule of loan from third party (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan from third party	$ 157,020	$ 200,000